PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 78,939,939	$ 63,876,194
Less: accumulated depreciation and amortization	(30,472,174)	(23,400,970)
Depreciable property and equipment, net	48,467,765	40,475,224
Construction in progress	2,871,270	1,051,436
Property and equipment, net	51,339,035	41,526,660
Depreciation and amortization expense	9,471,326	6,794,159	4,201,203
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21,793,708	21,740,442
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,220,500	16,749,166
Office Furniture Equipment And Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,481,737	2,219,817
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,977,856	16,695,916
Leasehold And Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,466,138	$ 6,470,853